April 30, 2012

American United Life Insurance Company(R)
One American Square
P.O. Box 368
Indianapolis, Indiana 46206-0368
Telephone (317) 285-1869

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:    OneAmerica Funds, Inc.
                  American United Life Insurance Company(R)
                  File No. 033-30156

Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the  OneAmerica  Funds,  Inc. was filed  electronically  and that the form of prospectus  and Statement of Additional  Information  that would have been filed under  paragraph (b) or (c) of Rule 497 under the  Securities Act of 1933 do not differ from those  contained in the most recent  amendment  to the  Registration Statement.

No fees are required in connection with this filing.  Please call me at (317)285-1588 with any questions or comments regarding the attached.

Cordially,

/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel
American United Life Insurance Company(R)